Recent Accounting Pronouncements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncement, Early Adoption [Line Items]
Securities available for sale with combined net unrealized gains	$ 10		$ 201	$ 140
Increase (decrease) in cash provided by (used in) investing activities	(32)	$ 224	79	(191)	$ (681)
Decrease) increase in cash used in financing activities	(136)	(249)	(1,029)	(428)	(193)
Increase in cash provided by operating activities	$ 18	4	737	1,162	953
Accounting Standards Update 2016-01
New Accounting Pronouncement, Early Adoption [Line Items]
Reclassification adjustment for adoption of new accounting principle			19
Accounting Standards Update 2016-18
New Accounting Pronouncement, Early Adoption [Line Items]
Increase (decrease in the net change in cash and cash equivalents		67	144	223	(29)
Increase (decrease) in cash provided by (used in) investing activities		179	174	63	(110)
Decrease) increase in cash used in financing activities		$ 112	(30)	$ 160	79
Increase in cash provided by operating activities					$ 2
Accumulated Other Comprehensive Income | Accounting Standards Update 2016-01
New Accounting Pronouncement, Early Adoption [Line Items]
Reclassification adjustment for adoption of new accounting principle			(109)
Retained Earnings | Accounting Standards Update 2016-01
New Accounting Pronouncement, Early Adoption [Line Items]
Reclassification adjustment for adoption of new accounting principle			128
Equity Securities
New Accounting Pronouncement, Early Adoption [Line Items]
Securities available for sale with combined net unrealized gains			164
Preferred stock available for sale
New Accounting Pronouncement, Early Adoption [Line Items]
Securities available for sale with combined net unrealized gains			$ 12